UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00558

THE HARTFORD MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

P.O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (860) 843-9934

Date of fiscal year end: October 31st

Date of reporting period: July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission,100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.

The Hartford Growth Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.4%
	Automobiles and Components - 1.6%
175	Harley-Davidson, Inc.	$9,919

	Capital Goods - 5.4%
181	AMETEK, Inc.	8,384
50	Cummins, Inc.	6,107
108	Eaton Corp. plc	7,451
20	Precision Castparts Corp.	4,510
122	Safran S.A. ADR	7,158
		33,610
	Commercial and Professional Services - 1.9%
71	IHS, Inc. ●	7,815
130	Nielsen Holdings N.V.	4,328
		12,143
	Consumer Durables and Apparel - 7.6%
468	D.R. Horton, Inc.	9,407
253	Lennar Corp.	8,570
78	Lululemon Athletica, Inc. ●	5,442
82	Michael Kors Holdings Ltd. ●	5,519
50	PVH Corp.	6,587
34	Ralph Lauren Corp.	6,160
87	Under Armour, Inc. Class A ●	5,809
		47,494
	Consumer Services - 5.7%
9	Chipotle Mexican Grill, Inc. ●	3,787
221	Dunkin' Brands Group, Inc.	9,554
121	Starwood Hotels & Resorts, Inc.	8,020
86	Wyndham Worldwide Corp.	5,382
37	Wynn Resorts Ltd.	4,924
59	Yum! Brands, Inc.	4,284
		35,951
	Diversified Financials - 4.3%
89	American Express Co.	6,538
27	BlackRock, Inc.	7,721
32	IntercontinentalExchange, Inc. ●	5,813
123	JP Morgan Chase & Co.	6,878
		26,950
	Energy - 1.9%
69	Anadarko Petroleum Corp.	6,132
193	Cobalt International Energy, Inc. ●	5,564
		11,696
	Food and Staples Retailing - 1.4%
143	CVS Caremark Corp.	8,770

	Food, Beverage and Tobacco - 5.8%
84	Anheuser-Busch InBev N.V. ADR	8,067
47	Diageo plc ADR	5,917
170	Green Mountain Coffee Roasters, Inc. ●	13,090
46	Mead Johnson Nutrition Co.	3,345
100	Monster Beverage Corp. ●	6,119
		36,538
	Health Care Equipment and Services - 2.2%
111	Covidien plc	6,811
161	Hologic, Inc. ●	3,655
8	Intuitive Surgical, Inc. ●	3,071
		13,537
	Materials - 2.4%
131	Monsanto Co.	12,962
11	Sherwin-Williams Co.	1,912
		14,874
	Media - 7.2%
212	Comcast Corp. Class A	9,569
2,365	Sirius XM Radio, Inc. w/ Rights	8,821
140	Time Warner, Inc.	8,689
231	Twenty-First Century Fox, Inc.	6,895
168	Walt Disney Co.	10,887
		44,861
	Pharmaceuticals, Biotechnology and Life Sciences - 9.5%
85	Agilent Technologies, Inc.	3,802
78	Allergan, Inc.	7,066
47	Biogen Idec, Inc. ●	10,223
216	Bristol-Myers Squibb Co.	9,349
299	Gilead Sciences, Inc. ●	18,385
27	Regeneron Pharmaceuticals, Inc. ●	7,209
47	Vertex Pharmaceuticals, Inc. ●	3,775
		59,809
	Real Estate - 0.7%
66	American Tower Corp. REIT	4,705

	Retailing - 10.3%
11	Amazon.com, Inc. ●	3,429
27	AutoZone, Inc. ●	12,175
110	Dollar General Corp. ●	5,993
112	Family Dollar Stores, Inc.	7,710
112	Home Depot, Inc.	8,860
354	Lowe's Co., Inc.	15,779
12	Priceline.com, Inc. ●	10,521
		64,467
	Semiconductors and Semiconductor Equipment - 1.8%
251	Altera Corp.	8,918
94	Broadcom Corp. Class A	2,585
		11,503
	Software and Services - 22.5%
46	Alliance Data Systems Corp. ●	9,119
137	Citrix Systems, Inc. ●	9,858
142	Cognizant Technology Solutions Corp. ●	10,308
245	eBay, Inc. ●	12,678
350	Facebook, Inc. ●	12,905
27	Google, Inc. ●	23,766
45	IBM Corp.	8,761
38	LinkedIn Corp. Class A ●	7,689
17	Mastercard, Inc.	10,542
204	Oracle Corp.	6,593
150	Salesforce.com, Inc. ●	6,558
168	ServiceNow, Inc. ●	7,340
118	Splunk, Inc. ●	5,918
50	Visa, Inc.	8,855
		140,890
	Technology Hardware and Equipment - 4.6%
34	Apple, Inc.	15,165
265	Cisco Systems, Inc.	6,771
323	Juniper Networks, Inc. ●	7,002
		28,938
	Transportation - 1.6%
88	J.B. Hunt Transport Services, Inc.	6,570

1

The Hartford Growth Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.4% - (continued)
	Transportation - 1.6% - (continued)
34	Kansas City Southern		$3,665
			10,235
	Total common stocks
	(cost $478,156)		$616,890

	Total long-term investments
	(cost $478,156)		$616,890

SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $294, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $299)
$294	0.07%, 7/31/2013		$294
Bank of Montreal TriParty Repurchase
Agreement (maturing on 08/01/2013 in the
amount of $691, collateralized by FHLMC
2.50% - 5.50%, 2019 - 2043, FNMA 2.00%
- 6.08%, 2022 - 2043, GNMA 3.00%, 2043,
	value of $705)
691	0.07%, 7/31/2013		691
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $249, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $254)
249	0.09%, 7/31/2013		249
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $568, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $579)
568	0.07%, 7/31/2013		568
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $896, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $914)
896	0.06%, 7/31/2013		896
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2013 in the
amount of $214, collateralized by FHLMC
3.50% - 4.50%, 2026 - 2041, FNMA 3.50%
	- 4.00%, 2040 - 2043, value of $218)
214	0.10%, 7/31/2013		214
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $442, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $451)
442	0.06%, 7/31/2013		442
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $831, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $848)
831	0.07%, 7/31/2013		831
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $2, collateralized by U.S. Treasury Note 2.38%, 2014, value of $2)
2	0.05%, 7/31/2013		2
			4,187
	Total short-term investments
	(cost $4,187)		$4,187

	Total investments
	(cost $482,343) ▲	99.1%	$621,077
	Other assets and liabilities	0.9%	5,373
	Total net assets	100.0%	$626,450

2

The Hartford Growth Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $484,377 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$145,410
Unrealized Depreciation	(8,710)
Net Unrealized Appreciation	$136,700

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$616,890	$616,890	$–	$–
Short-Term Investments	4,187	–	4,187	–
Total	$621,077	$616,890	$4,187	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

The Hartford Growth Opportunities Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 94.8%
	Capital Goods - 6.1%
199	Cummins, Inc.	$24,082
928	DigitalGlobe, Inc. ●	30,067
1,257	HD Supply Holdings, Inc. ●	26,877
887	KBR, Inc.	27,753
766	Owens Corning, Inc. ●	30,230
190	Pall Corp.	13,312
		152,321
	Commercial and Professional Services - 3.2%
476	IHS, Inc. ●	52,287
783	Nielsen Holdings N.V.	26,176
		78,463
	Consumer Durables and Apparel - 6.0%
558	Lennar Corp.	18,899
422	Lululemon Athletica, Inc. ●	29,349
1,212	Pulte Group, Inc. ●	20,160
221	PVH Corp.	29,075
8,571	Samsonite International S.A.	23,458
209	Whirlpool Corp.	27,993
		148,934
	Consumer Services - 4.8%
1,399	Burger King Worldwide, Inc.	26,839
1,381	Diamond Resorts LLC ⌂●†	19,095
973	Melco PBL Entertainment Ltd. ADR ●	24,215
395	Starwood Hotels & Resorts, Inc.	26,104
386	Wyndham Worldwide Corp.	24,030
		120,283
	Diversified Financials - 3.9%
83	BlackRock, Inc.	23,284
477	Citigroup, Inc.	24,859
132	IntercontinentalExchange, Inc. ●	24,157
1,734	Platform Acquisition ●	18,425
640	Silver Eagle Acquisition Corp.	6,428
		97,153
	Energy - 2.8%
203	Anadarko Petroleum Corp.	17,962
196	Cabot Oil & Gas Corp.	14,837
550	Cobalt International Energy, Inc. ●	15,862
138	Pioneer Natural Resources Co.	21,283
		69,944
	Food and Staples Retailing - 3.1%
377	CVS Caremark Corp.	23,163
475	Walgreen Co.	23,886
528	Whole Foods Market, Inc.	29,329
		76,378
	Food, Beverage and Tobacco - 2.1%
324	Green Mountain Coffee Roasters, Inc. ●	24,971
438	Monster Beverage Corp. ●	26,738
		51,709
	Health Care Equipment and Services - 4.4%
714	Catamaran Corp. ●	37,691
1,910	Hologic, Inc. ●	43,367
229	McKesson Corp.	28,135
		109,193
	Household and Personal Products - 1.2%
1,676	Coty, Inc. ●	28,811

	Insurance - 3.4%
883	American International Group, Inc. ●	40,167
340	Aon plc	22,971
678	XL Group plc	21,266
		84,404
	Materials - 4.1%
2,226	Cemex S.A.B. de C.V. ADR ●	25,619
256	International Paper Co.	12,378
292	Monsanto Co.	28,798
307	Rock Tenn Co. Class A	35,060
		101,855
	Pharmaceuticals, Biotechnology and Life Sciences - 9.9%
189	Actavis, Inc. ●	25,410
644	AstraZeneca plc	32,680
682	Bristol-Myers Squibb Co.	29,511
507	Eli Lilly & Co.	26,921
669	Forest Laboratories, Inc. ●	29,159
434	Gilead Sciences, Inc. ●	26,684
170	Illumina, Inc. ●	13,561
605	Merck & Co., Inc.	29,132
64	Regeneron Pharmaceuticals, Inc. ●	17,262
206	Vertex Pharmaceuticals, Inc. ●	16,404
		246,724
	Real Estate - 1.1%
1,530	Host Hotels & Resorts, Inc. REIT	27,333

	Retailing - 9.7%
77	Amazon.com, Inc. ●	23,322
72	AutoZone, Inc. ●	32,473
564	Dick's Sporting Goods, Inc.	29,019
1,055	Lowe's Co., Inc.	47,028
103	Netflix, Inc. ●	25,101
56	Priceline.com, Inc. ●	48,722
469	TripAdvisor, Inc. ●	35,159
		240,824
	Semiconductors and Semiconductor Equipment - 3.0%
1,036	Intel Corp.	24,138
950	NXP Semiconductors N.V. ●	31,008
399	Xilinx, Inc.	18,630
		73,776
	Software and Services - 21.3%
855	Akamai Technologies, Inc. ●	40,361
1,034	Autodesk, Inc. ●	36,582
2,429	Cadence Design Systems, Inc. ●	35,409
339	Cognizant Technology Solutions Corp. ●	24,525
476	Concur Technologies, Inc. ●	42,354
565	eBay, Inc. ●	29,219
1,408	Facebook, Inc. ●	51,863
473	IAC/InterActiveCorp.	23,942
211	LinkedIn Corp. Class A ●	43,019
451	Red Hat, Inc. ●	23,366
560	ServiceNow, Inc. ●	24,387
309	Splunk, Inc. ●	15,478
1,036	Symantec Corp.	27,632
534	Teradata Corp. ●	31,555
665	Tibco Software, Inc. ●	16,596
182	Workday, Inc. Class A ●	12,437

1

The Hartford Growth Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 94.8% - (continued)
	Software and Services - 21.3% - (continued)
1,737	Yahoo!, Inc. ●	$48,795
		527,520
	Technology Hardware and Equipment - 3.7%
91	Apple, Inc.	41,110
1,163	EMC Corp.	30,425
906	Juniper Networks, Inc. ●	19,633
		91,168
	Transportation - 1.0%
932	Hertz Global Holdings, Inc. ●	23,872

	Total common stocks
	(cost $1,973,838)	$2,350,665

WARRANTS - 0.0%
	Telecommunication Services - 0.0%
1,734	Platform Acquisition ⌂	$303

	Total warrants
	(cost $17)	$303

Contracts
PUT OPTIONS PURCHASED - 0.1%
Equity Contracts - 0.1%
	Cognizant Technology Solutions Corp.
3	Expiration: 01/18/2014, Exercise Price: $70.00	$1,829

	Total put options purchased
	(cost $1,733)	$1,829

	Total long-term investments
	(cost $1,975,588)	$2,352,797

Shares or Principal Amount
SHORT-TERM INVESTMENTS - 2.5%
Repurchase Agreements - 2.5%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $4,320, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $4,406)
$4,320	0.07%, 7/31/2013		$4,320
Bank of Montreal TriParty Repurchase
Agreement (maturing on 08/01/2013 in the
amount of $10,173, collateralized by
FHLMC 2.50% - 5.50%, 2019 - 2043,
FNMA 2.00% - 6.08%, 2022 - 2043,
	GNMA 3.00%, 2043, value of $10,377)
10,173	0.07%, 7/31/2013		10,173
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $3,662, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $3,736)
3,662	0.09%, 7/31/2013		3,662
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $8,358, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $8,526)
8,358	0.07%, 7/31/2013		8,358
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $13,189, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $13,453)
13,189	0.06%, 7/31/2013		13,189
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
08/01/2013 in the amount of $3,151,
collateralized by FHLMC 3.50% - 4.50%,
2026 - 2041, FNMA 3.50% - 4.00%, 2040
	- 2043, value of $3,214)
3,151	0.10%, 7/31/2013		3,151
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $6,505, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $6,635)
6,505	0.06%, 7/31/2013		6,505
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $12,230, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $12,474)
12,230	0.07%, 7/31/2013		12,230
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $30, collateralized by U.S. Treasury Note 2.38%, 2014, value of $30)
30	0.05%, 7/31/2013		30
			61,618
	Total short-term investments
	(cost $61,618)		$61,618

	Total investments
	(cost $2,037,206) ▲	97.4%	$2,414,415
	Other assets and liabilities	2.6%	64,738
	Total net assets	100.0%	$2,479,153

2

The Hartford Growth Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $2,035,780 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$393,095
Unrealized Depreciation	(14,460)
Net Unrealized Appreciation	$378,635

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2013, the aggregate value of these securities was $19,095, which represents 0.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
07/2011	1,381	Diamond Resorts LLC	$17,340
05/2013	1,734	Platform Acquisition Warrants	17

At July 31, 2013, the aggregate value of these securities was $19,398, which represents 0.8% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

3

The Hartford Growth Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$2,350,665	$2,275,432	$56,138	$19,095
Put Options Purchased	1,829	1,829	–	–
Warrants	303	303	–	–
Short-Term Investments	61,618	–	61,618	–
Total	$2,414,415	$2,277,564	$117,756	$19,095

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2013
Assets:
Common Stocks	$19,819	$(26,988)	$26,264	*	$—	$—	$—	$—	$—	$19,095
Total	$19,819	$(26,988)	$26,264		$—	$—	$—	$—	$—	$19,095

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was $(724).

4

The Hartford Municipal Real Return Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 96.7%
	Alabama - 2.1%
	Alabama State 21st Century Auth TOB Settlement Rev
$1,100	4.00%, 06/01/2016	$1,164
1,500	5.00%, 06/01/2017	1,656
	Mobile, AL, Industrial Development Board Pollution, Alabama Power Co
1,815	1.65%, 06/01/2034	1,820
		4,640
	Alaska - 0.5%
	Alaska Municipal Bond Bank Auth GO
375	5.75%, 09/01/2033	414
	Anchorage, AK, GO
610	5.25%, 08/01/2028	665
		1,079
	Arizona - 0.8%
	Arizona State Health Fac Auth Hospital System Rev
1,000	5.00%, 02/01/2020	1,089
	Estrella Mountain Ranch, AZ, Community Fac Dist GO
265	6.20%, 07/15/2032	259
	Sundance, AZ, Community Fac Dist
284	7.13%, 07/01/2027 ■	280
	Vistancia, AZ, Community Fac Dist GO
200	6.75%, 07/15/2022	201
		1,829
	California - 16.6%
	California State Communities DA Rev
570	0.97%, 04/01/2036 Δ	431
3,535	5.00%, 10/01/2022 - 11/01/2029	3,893
	California State Community DA, Windrush School
250	0.00%, 07/01/2037 ●	—
	California State Corona-Norco University
1,530	4.00%, 09/01/2019	1,605
	California State Dept Water Resources Supply Rev
500	5.00%, 05/01/2022	566
	California State GO
3,515	6.50%, 04/01/2033	4,112
	California State Health Fac FA Rev
350	5.00%, 07/01/2043	395
1,110	5.88%, 08/15/2031	1,229
	California State Pollution Control FA
2,250	1.88%, 04/01/2025	2,253
	California State Public Works Board Lease Rev
1,500	5.25%, 10/01/2022	1,712
	California State Public Works Board, State University Trustees
170	6.13%, 04/01/2029	193
	El Dorado, CA, Irrigation Dist
300	5.38%, 08/01/2024	324
	Golden State Tobacco Securitization Agency
425	5.00%, 06/01/2017	468
	Huntington Park, CA, Public FA Rev
400	5.25%, 09/01/2019	422
	Irvine, CA, Emprovement Bond Act
1,000	4.00%, 09/02/2019	1,058
	Los Angeles, CA, Airport Rev
1,100	5.00%, 01/01/2020	1,226
	Los Angeles, CA, Wastewater System Rev
2,000	5.00%, 06/01/2022	2,278
	Oakland, CA, Airport Rev
1,000	5.00%, 05/01/2026	1,031
	Palm Springs, CA, Community Redev Agency
535	5.50%, 09/01/2023	537
	San Bernardino, CA, Community College Dist GO
500	6.38%, 08/01/2026	623
	San Bernardino, CA, Unif School Dist GO
725	5.00%, 08/01/2020	834
	San Diego, CA, Redev Agency, Centre City Sub Pkg
200	5.25%, 09/01/2026	195
	San Francisco City & County, CA, Redev FA
1,120	6.50%, 08/01/2032	1,246
	San Jose, CA, Redev Agency
1,000	6.50%, 08/01/2019	1,128
	Santa Cruz County, CA, Redev Agency
665	6.63%, 09/01/2029	745
	Santa Margarita, CA, Water Dist Special Tax
1,000	5.00%, 09/01/2024 - 09/01/2025	989
	Southern California State Public Power Auth
500	5.00%, 07/01/2023	556
	Temecula, CA, Redev Agency Tax Allocation Rev
240	5.63%, 12/15/2038	243
	Torrance, CA, USD GO
1,500	5.50%, 08/01/2025	1,691
	Tuolumne, CA, Wind Proj Auth Rev
1,000	5.88%, 01/01/2029	1,106
	Twin Rivers, CA, Unif School Dist Cops
700	3.20%, 06/01/2035	667
	Ventura County, CA, Certificates of Participation
1,250	5.63%, 08/15/2027	1,330
	Washington Township, CA, Health Care Dist Rev
1,000	6.00%, 07/01/2029	1,063
		36,149
	Colorado - 0.6%
	Denver, CO, City & County Airport Rev
600	5.00%, 11/15/2015	654
	University of Colorado Enterprise Rev
600	5.75%, 06/01/2028	685
		1,339
	Delaware - 0.6%
	Delaware State Transportation Auth
1,180	5.00%, 07/01/2025	1,311

	District of Columbia - 2.1%
	District of Columbia University Rev
3,000	5.25%, 04/01/2034	3,331
	Metropolitan Washington, DC, Airport Auth System Rev
1,035	5.00%, 10/01/2022	1,162
		4,493

1

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 96.7% - (continued)
	Florida - 8.2%
	Broward County, FL, Airport System Rev
$2,935	5.00%, 10/01/2014 - 10/01/2021	$3,261
	Greater Orlando, FL, Aviation Auth
2,500	5.00%, 10/01/2021 - 10/01/2024	2,770
	Jacksonville, FL, Econ Development Commission Obligor: Florida Proton Therapy Institute, Inc
2,000	6.25%, 09/01/2027	2,145
	Jacksonville, FL, Sales Tax Rev
640	5.00%, 10/01/2018	732
	Jacksonville, FL, St Johns River Power Park System Rev
815	5.00%, 10/01/2016	918
	Miami Beach, FL, Health Fac Auth
190	5.00%, 11/15/2020	203
	Miami-Dade County, FL, Aviation Rev
900	4.00%, 10/01/2017	972
1,000	5.00%, 10/01/2018	1,127
	Miami-Dade County, FL, Educational Fac Auth
2,000	5.75%, 04/01/2028	2,136
	Palm Beach County, FL, School Board
955	5.00%, 08/01/2025	1,039
	River Bend Community Development Dist, Capital Improvement Rev
880	0.00%, 11/01/2015 ●	202
	Tampa Bay, FL, Regional Water Supply Auth
2,000	5.00%, 10/01/2019	2,364
		17,869
	Georgia - 4.8%
	Atlanta, GA, Airport Passenger Fac Charge Rev
2,000	5.00%, 01/01/2023	2,207
	Atlanta, GA, Water & Wastewater Rev
1,500	6.00%, 11/01/2022	1,769
	Burke County, GA, DA
2,000	1.25%, 01/01/2052	2,015
	Floyd County, GA, DA
2,000	0.85%, 07/01/2022 Δ	1,982
	Fulton County, GA, School Dist GO
1,105	5.38%, 01/01/2018	1,293
	Georgia Municipal Electric Auth, Power Rev (Prerefunded with US Gov't Securities)
55	6.50%, 01/01/2017	58
	Georgia State Municipal Elec Auth
945	6.50%, 01/01/2017	1,039
		10,363
	Hawaii - 0.2%
	Hawaii State Harbor System Rev
500	5.38%, 01/01/2020	512

	Idaho - 0.8%
	Idaho State Bond Bank Auth Rev
1,470	5.63%, 09/15/2026	1,654

	Illinois - 6.5%
	Chicago, IL, O'Hare International Airport Rev
1,350	5.00%, 01/01/2014 - 01/01/2023	1,454
1,000	5.25%, 01/01/2027	1,015
	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj
1,725	0.00%, 03/01/2037 ●	776
	Huntley, IL, Special Service #9
1,500	5.10%, 03/01/2028	1,594
	Illinois State FA Rev
2,000	5.00%, 10/01/2023 - 11/15/2042	2,206
	Illinois State GO
1,000	5.00%, 01/01/2022	1,062
2,000	5.25%, 01/01/2021	2,196
	Illinois State Toll Highway Auth
1,060	5.00%, 01/01/2023 - 01/01/2027	1,140
	Railsplitter, IL, Tobacco Settlement Auth
1,000	5.50%, 06/01/2023	1,100
	Springfield, IL, Water Rev
500	5.25%, 03/01/2026	549
	Wauconda, IL, Special Service Area #1 Special Tax Liberty Lakes Proj
948	6.63%, 03/01/2033	965
		14,057
	Indiana - 2.7%
	Indiana State Housing & Community DA
1,365	4.55%, 07/01/2027	1,391
	Indianapolis, IN, Airport Auth Rev
1,650	5.10%, 01/15/2017	1,812
	University of Southern Indiana
1,070	5.00%, 10/01/2022 - 10/01/2023	1,168
	Whiting, IN, Environmental Fac Rev
1,570	2.80%, 06/01/2044	1,600
		5,971
	Kentucky - 1.1%
	Louisville & Jefferson County, KY
1,220	1.65%, 10/01/2033 Δ	1,225
	Louisville & Jefferson County, KY, Metropolitan Government Rev
1,085	5.00%, 12/01/2023	1,211
		2,436
	Louisiana - 2.8%
	Louisiana State Citizens Property PSFG Corp
1,475	5.00%, 06/01/2016	1,620
	Louisiana State Office Fac Corp Lease Rev
2,500	5.00%, 11/01/2021	2,829
	Louisiana Tobacco Settlement Financing Corp
1,500	5.00%, 05/15/2026	1,572
		6,021
	Massachusetts - 0.6%
	Massachusetts State Development Fin Agency Rev
1,000	2.25%, 12/01/2041	1,040
200	5.00%, 07/01/2014	207
		1,247
	Michigan - 2.0%
	Detroit, MI, Water Supply System Ref Rev
1,750	6.50%, 07/01/2015	1,795
	Grand Valley, MI, State University Rev
1,500	5.50%, 12/01/2027	1,617

2

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 96.7% - (continued)
	Michigan - 2.0% - (continued)
	Wayne County, MI, Airport Auth Rev
$800	5.00%, 12/01/2015	$873
		4,285
	Minnesota - 1.4%
	Rosemount, MN, ISD GO
1,950	5.70%, 04/01/2015 ○	1,926
	University of Minnesota (Prerefunded with State & Local Gov't Securities)
1,000	5.75%, 07/01/2018	1,192
		3,118
	Missouri - 0.4%
	Branson Hills, MO, Infrastructure Fac
650	5.50%, 04/01/2027	415
	Stone Canyon, MO, Community Improvement Dist Rev
1,000	0.00%, 04/01/2027 ⌂●	520
		935
	Nebraska - 1.1%
	Central Plains, NE, Energy Proj Gas Rev
1,000	5.00%, 09/01/2015	1,054
	Washington County, NE, Wastewater Solid Waste Disposal Facilities Rev
1,240	1.38%, 09/01/2030	1,238
		2,292
	Nevada - 2.0%
	Clark County, NV, School Dist GO
1,000	5.00%, 06/15/2020	1,079
	Nevada State GO
2,870	5.00%, 08/01/2019	3,357
		4,436
	New Jersey - 1.6%
	New Jersey State Econ DA
1,000	4.88%, 09/15/2019	986
	New Jersey State Econ DA Lease Rev
1,000	5.00%, 09/01/2021	1,137
	South Jersey, NJ, Port Corp
1,200	4.00%, 01/01/2015	1,249
		3,372
	New Mexico - 0.2%
	Cabezon, NM, Public Improvement Dist
365	5.20%, 09/01/2015	368

	New York - 7.3%
	Metropolitan Transportation Auth, NY, Rev
3,000	5.25%, 11/15/2023	3,339
	New York State Dormitory Auth
1,000	5.00%, 03/15/2022	1,151
	New York State Dormitory Auth, Teacher's College
2,000	5.38%, 03/01/2029	2,095
	New York State Dormitory Auth, Upstate Community College
250	5.25%, 07/01/2021	259
	New York State Thruway Auth
3,000	5.00%, 01/01/2016 - 04/01/2021	3,459
	New York, NY, GO
1,000	6.25%, 10/15/2028	1,164
	Newburth, NY, GO
1,255	5.00%, 06/15/2017 - 06/15/2018	1,335
	Ulster County, NY, IDA Kingston Regional Senior Living Proj
4,475	6.00%, 09/15/2027	2,987
		15,789
	North Carolina - 0.4%
	Mecklenburg County, NC, Certificate of Participation School Improvements
795	5.00%, 02/01/2024	881

	North Dakota - 0.9%
	North Dakota State FA
1,750	5.00%, 10/01/2022 ╦	2,026

	Ohio - 2.0%
	Cuyahoga, OH, Community College Dist
1,200	5.00%, 08/01/2027	1,288
	Hamilton, OH, School Dist Improvement GO
1,270	6.15%, 12/01/2016	1,463
	Ohio State Solid Waste Rev
1,500	2.25%, 11/01/2022	1,516
		4,267
	Oklahoma - 1.1%
	Norman, OK, Regional Hospital Auth Rev
2,310	5.25%, 09/01/2019	2,443

	Oregon - 0.2%
	Port of Portland, OR, Airport Rev
500	5.00%, 07/01/2015	539

	Other U.S. Territories - 2.0%
	Guam Government Business Privilege Tax Rev
1,500	5.00%, 01/01/2027	1,591
	Guam Government Power Auth Rev
2,000	5.00%, 10/01/2021 - 10/01/2023	2,197
	University Virgin Islands
270	5.13%, 12/01/2022	287
225	5.25%, 12/01/2023 - 12/01/2024	239
		4,314
	Pennsylvania - 2.9%
	Monroeville, PA, FA University of Pittsburg Medical Center Rev
700	4.00%, 02/15/2015 - 02/15/2016	746
	Pennsylvania State Turnpike Commission Rev
665	6.00%, 06/01/2028	748
	Philadelphia, PA, GO
1,000	5.25%, 08/01/2019	1,141
	Pittsburgh, PA, School Dist GO
2,320	5.00%, 09/01/2021 - 09/01/2023	2,620
	Susquehanna, PA, Regional Airport Auth System Rev
1,000	5.00%, 01/01/2018	1,062
		6,317

3

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
MUNICIPAL BONDS - 96.7% - (continued)
	Rhode Island - 0.7%
	Cranston, RI, GO
$1,410	5.00%, 07/01/2018		$1,576

	Tennessee - 0.5%
	Johnson City, TN, Health & Educational Fac Board Hospital Rev
1,000	5.50%, 07/01/2031		1,011

	Texas - 10.2%
	Dallas-Fort Worth, TX, International Airport Rev
750	5.00%, 11/01/2023		800
	Denton, TX, ISD GO
1,750	2.13%, 08/01/2042		1,791
	Houston, TX, Utility System Rev
2,000	6.00%, 11/15/2036 ╦		2,210
	Kerrville, TX, Health Fac Development Corp Hospital Rev
935	5.00%, 08/15/2015		988
	Love Field, TX, Airport Modernization Corp Special Fac Rev
1,000	5.00%, 11/01/2015		1,056
	Lower Colorado River Auth Rev (Prerefunded with State & Local Gov't Securities)
1,965	7.25%, 05/15/2037		2,202
	North Texas Tollway Auth Rev
1,055	1.95%, 01/01/2038		1,036
1,000	5.00%, 09/01/2023		1,130
3,000	6.00%, 01/01/2025		3,368
	San Antonio, TX, Airport System Rev
1,000	5.00%, 07/01/2016		1,104
	San Antonio, TX, Electric & Gas Rev
2,500	2.00%, 12/01/2027		2,558
	Tarrant County, TX, Culturall Education Fac
1,000	6.25%, 11/15/2029		1,113
	Texas State Municipal Gas Acquisition & Supply Cor
1,000	5.25%, 12/15/2017		1,099
	Texas State Transportation Commission Turnpike System Rev
635	1.25%, 08/15/2042		635
	Travis County, TX, Health Fac, Querencia Barton Creek Project
1,000	5.65%, 11/15/2035		1,004
			22,094
	Vermont - 0.3%
	Vermont State Econ DA Waste
600	4.75%, 04/01/2036 ■		575

	Virginia - 0.8%
	Virginia State Resources Auth Infrastructure
500	5.00%, 11/01/2024		558
	Virginia Tobacco Settlement Funding Corp (Prerefunded with US Gov't Securities)
1,010	5.50%, 06/01/2026 ╦		1,075
			1,633
	Washington - 3.4%
	FYI Properties, WA, Lease Rev
2,285	5.50%, 06/01/2034		2,427
	Grant County, WA, Utility Dist #2
3,260	5.00%, 01/01/2020 - 01/01/2021		3,681
	Washington State, Health Care Fac Auth
1,175	5.00%, 10/01/2042		1,313
			7,421
	West Virginia - 2.7%
	West Virginia State Econ DA Lease Rev
3,785	5.00%, 06/01/2018 - 06/01/2020		4,316
	West Virginia State Econ DA Solid Waste Disposal Fac
1,500	2.25%, 01/01/2041		1,512
			5,828
	Wisconsin - 1.6%
	Wisconsin State GO
125	5.75%, 05/01/2033		139
865	6.00%, 05/01/2036		974
	Wisconsin State Health & Educational Fac Auth Rev
2,265	5.00%, 02/15/2026		2,394
			3,507
	Total municipal bonds
	(cost $208,149)		$209,997

	Total long-term investments
	(cost $208,149)		$209,997

SHORT-TERM INVESTMENTS - 2.1%
	Investment Pools and Funds - 2.1%
4,527	JP Morgan Tax Free Money Market Fund		$4,527

	Total short-term investments
	(cost $4,527)		$4,527

	Total investments
	(cost $212,676) ▲	98.8%	$214,524
	Other assets and liabilities	1.2%	2,595
	Total net assets	100.0%	$217,119

4

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	Also represents cost for tax purposes.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2013.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $855, which represents 0.4% of total net assets.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. The Fund has also pledged $4,056 of cash as collateral in connection with swap contracts.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2007	$1,000	Stone Canyon, MO, Community Improvement Dist Rev, 0.00%, 04/01/2027	$990

At July 31, 2013, the aggregate value of these securities was $520, which represents 0.2% of total net assets.

Interest Rate Swap Contracts Outstanding at July 31, 2013

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BCLY	1.98% Fixed	CPURNSA 229.35	8,750	09/11/14	$–	$(49)	$(49)
BCLY	2.09% Fixed	CPURNSA 231.37	25,350	12/14/15	–	(344)	(344)
BCLY	2.22% Fixed	CPURNSA 226.79	21,775	04/05/15	–	(367)	(367)
BCLY	2.65% Fixed	CPURNSA 219.28	10,500	03/04/18	–	(387)	(387)
BCLY	2.75% Fixed	CPURNSA 219.24	7,000	03/03/21	–	(301)	(301)
BCLY	2.98% Fixed	CPURNSA 219.41	5,750	03/08/26	–	(365)	(365)
BOA	2.45% Fixed	CPURNSA 226.34	7,800	03/22/17	–	(218)	(218)
CBK	2.34% Fixed	CPURNSA 232.04	4,925	04/15/18	–	(86)	(86)
CSI	2.82% Fixed	CPURNSA 230.07	2,500	02/08/23	–	(90)	(90)
DEUT	1.40% Fixed	CPURNSA 226.04	7,000	10/07/14	–	54	54
DEUT	2.34% Fixed	CPURNSA 231.06	7,725	11/21/17	–	(149)	(149)
DEUT	2.40% Fixed	CPURNSA 226.02	7,800	03/12/17	–	(193)	(193)
JPM	2.33% Fixed	CPURNSA 225.91	7,000	09/30/21	–	(25)	(25)
JPM	2.34% Fixed	CPURNSA 219.28	3,600	03/04/14	–	(27)	(27)
JPM	2.75% Fixed	CPURNSA 219.24	7,000	03/03/21	–	(301)	(301)
JPM	2.97% Fixed	CPURNSA 220.69	6,800	04/14/26	–	(419)	(419)
UBS	2.07% Fixed	CPURNSA 229.92	9,925	07/19/17	–	(77)	(77)
UBS	2.65% Fixed	CPURNSA 219.28	5,250	03/04/18	–	(194)	(194)
UBS	2.71% Fixed	CPURNSA 220.65	1,750	04/13/16	–	(66)	(66)
UBS	2.75% Fixed	CPURNSA 219.24	7,000	03/03/21	–	(301)	(301)
UBS	2.79% Fixed	CPURNSA 220.65	7,800	04/13/18	–	(379)	(379)
UBS	2.95% Fixed	CPURNSA 219.38	5,750	03/07/26	–	(331)	(331)
					$–	$(4,615)	$(4,615)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

5

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
UBS	UBS AG

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted

Municipal Bond Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
IDA	Industrial Development Authority
ISD	Independent School District
PSFG	Public School Fund Guarantee
Rev	Revenue
TOB	Tender Option Bond
USD	United School District

Distribution by Credit Quality

as of July 31, 2013

Credit Rating *	Percentage of Net Assets
Aaa / AAA	3.2%
Aa / AA	28.7
A	45.3
Baa / BBB	8.6
Ba / BB	3.3
B	0.7
Unrated	6.9
Non-Debt Securities and Other Short-Term Instruments	2.1
Other Assets & Liabilities	1.2
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

6

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Municipal Bonds	209,997	–	209,997	–
Short-Term Investments	4,527	4,527	–	–
Total	$214,524	$4,527	$209,997	$–
Interest Rate Swaps *	54	–	54	–
Total	$54	$–	$54	$–
Liabilities:
Interest Rate Swaps *	4,669	–	4,669	–
Total	$4,669	$–	$4,669	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

7

The Hartford SmallCap Growth Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.8%
	Automobiles and Components - 2.0%
136	Dana Holding Corp.	$2,964
86	Tenneco Automotive, Inc. ●	4,170
16	Winnebago Industries, Inc. ●	373
		7,507
	Banks - 2.4%
5	Bofi Holding, Inc. ●	249
129	Boston Private Financial Holdings, Inc.	1,425
63	EverBank Financial Corp.	983
66	First Merchants Corp.	1,239
50	Flushing Financial Corp.	949
51	MGIC Investment Corp. ●	389
6	Nationstar Mortgage Holdings, Inc. ●	264
12	Ocwen Financial Corp. ●	548
13	Radian Group, Inc.	183
80	Umpqua Holdings Corp.	1,345
32	Wintrust Financial Corp.	1,318
		8,892
	Capital Goods - 10.7%
54	A.O. Smith Corp.	2,214
44	AAON, Inc.	949
30	Acuity Brands, Inc.	2,569
78	Altra Holdings, Inc.	1,937
34	Applied Industrial Technologies, Inc.	1,783
7	Argan, Inc.	108
52	Astronics Corp. ●	2,064
6	Astronics Corp. Class B ●	227
40	AZZ, Inc.	1,524
20	Belden, Inc.	1,194
28	Chart Industries, Inc. ●	3,236
6	Coleman Cable, Inc.	124
5	DXP Enterprises, Inc. ●	366
15	Esterline Technologies Corp. ●	1,254
42	Franklin Electric Co., Inc.	1,567
31	Gencorp, Inc. ●	546
3	Generac Holdings, Inc.	121
81	GrafTech International Ltd. ●	608
48	Heico Corp.	2,722
29	Lennox International, Inc.	2,069
25	Lindsay Corp.	1,849
39	Meritor, Inc. ●	315
1	Middleby Corp. ●	215
31	Moog, Inc. Class A ●	1,722
79	Mueller Water Products, Inc.	613
5	National Presto Industries, Inc.	378
3	Nortek, Inc. ●	196
37	Polypore International, Inc. ●	1,570
34	Sun Hydraulics Corp.	1,077
55	Taser International, Inc. ●	484
25	Teledyne Technologies, Inc. ●	2,013
9	Trex Co., Inc. ●	417
38	Trimas Corp. ●	1,395
2	Woodward, Inc.	94
12	Xerium Technologies, Inc. ●	144
		39,664
	Commercial and Professional Services - 3.0%
7	Barrett Business Services, Inc.	499
70	Deluxe Corp.	2,871
12	Enernoc, Inc. ●	189
37	Exponent, Inc.	2,414
67	GP Strategies Corp. ●	1,758
4	Insperity, Inc.	129
7	Kforce, Inc.	122
67	On Assignment, Inc. ●	2,050
19	RPX Corp. ●	323
34	Steelcase, Inc.	514
10	Sykes Enterprises, Inc. ●	179
4	United Stationers, Inc.	149
		11,197
	Consumer Durables and Apparel - 3.9%
39	Arctic Cat, Inc.	2,150
12	Blyth, Inc.	164
22	Brunswick Corp.	834
5	Cherokee, Inc.	70
16	Crocs, Inc. ●	221
105	Fifth & Pacific Cos., Inc. ●	2,509
16	Iconix Brand Group, Inc. ●	532
133	Leapfrog Enterprises, Inc. ●	1,532
16	Oxford Industries, Inc.	1,061
7	Polaris Industries, Inc.	772
25	Skullcandy, Inc. ●	137
58	Steven Madden Ltd. ●	2,965
5	Sturm Ruger & Co., Inc.	244
45	Taylor Morrison Home Corp. ●	1,087
		14,278
	Consumer Services - 5.5%
8	American Public Education, Inc. ●	316
117	Bloomin' Brands, Inc. ●	2,752
11	Bridgepoint Education, Inc. ●	176
54	Brinker International, Inc.	2,180
29	Buffalo Wild Wings, Inc. ●	2,994
10	Caesars Entertainment Corp. ●	164
12	Capella Education Co. ●	608
23	Cheesecake Factory, Inc.	976
54	Del Frisco's Restaurant Group, Inc. ●	1,144
15	Domino's Pizza, Inc.	907
11	Grand Canyon Education, Inc. ●	379
19	Hillenbrand, Inc.	466
94	Ignite Restaurant Group, Inc. ●	1,501
14	Krispy Kreme Doughnuts, Inc. ●	290
47	Marriott Vacations Worldwide Corp. ●	2,049
8	Multimedia Games Holding Co., Inc. ●	273
66	Sotheby's Holdings	2,973
5	Strayer Education, Inc.	235
		20,383
	Diversified Financials - 1.4%
3	Cash America International, Inc.	126
1	Credit Acceptance Corp. ●	135
89	DFC Global Corp. ●	1,376
3	Encore Capital Group, Inc. ●	128
21	FXCM, Inc.	347
8	Green Dot Corp. ●	175
10	Portfolio Recovery Associates, Inc. ●	1,447
31	Walter Investment Management Corp. ●	1,247
20	Wisdomtree Investment, Inc. ●	256
1	World Acceptance Corp. ●	108
		5,345

1

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.8% - (continued)
	Energy - 4.8%
8	CVR Energy, Inc.	$359
108	Energy XXI (Bermuda) Ltd.	2,909
40	EPL Oil & Gas, Inc. ●	1,301
23	Goodrich Petroleum Corp. ●	428
30	Gulfport Energy Corp. ●	1,611
159	ION Geophysical Corp. ●	977
64	Jones Energy, Inc. ●	898
87	Kodiak Oil & Gas Corp. ●	846
43	PBF Energy, Inc.	980
16	Pioneer Energy Services Corp. ●	108
5	REX American Resources Corp. ●	167
97	Rex Energy Corp. ●	1,866
54	Rosetta Resources, Inc. ●	2,477
34	SemGroup Corp.	1,913
19	Synergy Resources Corp. ●	149
50	Vaalco Energy, Inc. ●	312
18	Western Refining, Inc.	548
		17,849
	Food and Staples Retailing - 1.5%
50	Casey's General Stores, Inc.	3,300
49	Natural Grocers by Vitamin Cottage, Inc. ●	1,759
78	Rite Aid Corp. ●	234
33	Supervalu, Inc.	267
		5,560
	Food, Beverage and Tobacco - 1.2%
17	Cal-Maine Foods, Inc.	851
93	Darling International, Inc. ●	1,891
6	J&J Snack Foods Corp.	502
32	Pilgrim's Pride Corp. ●	529
6	Sanderson Farms, Inc.	431
10	Vector Group Ltd.	161
		4,365
	Health Care Equipment and Services - 7.2%
26	ABIOMED, Inc. ●	645
8	Addus Homecare Corp ●	161
5	Air Methods Corp.	181
6	Alliance HealthCare Services, Inc. ●	114
15	AMN Healthcare Services, Inc. ●	219
2	Analogic Corp.	107
5	Atrion Corp.	1,247
5	Bio-Reference Laboratories, Inc. ●	134
12	Centene Corp. ●	661
7	Computer Programs & Systems, Inc.	412
47	Corvel Corp. ●	1,593
41	Cyberonics, Inc. ●	2,121
122	Dexcom, Inc. ●	2,647
8	Examworks Group, Inc. ●	187
15	Gentiva Health Services, Inc. ●	157
77	Globus Medical, Inc. ●	1,283
92	HealthSouth Corp. ●	3,004
14	Heartware International, Inc. ●	1,252
36	ICU Medical, Inc. ●	2,559
5	Magellan Health Services, Inc. ●	297
182	Merge Healthcare, Inc. ●	824
8	Molina Healthcare, Inc. ●	282
21	Orthofix International N.V. ●	486
34	Quality Systems, Inc.	784
18	Rockwell Medical, Inc. ●	91
12	STERIS Corp.	522
9	Triple-S Management Corp., Class B ●	200
59	U.S. Physical Therapy, Inc.	1,683
86	Vascular Solutions, Inc. ●	1,396
27	Wellcare Health Plans, Inc. ●	1,623
		26,872
	Household and Personal Products - 1.6%
53	Elizabeth Arden, Inc. ●	2,168
6	Inter Parfums, Inc.	195
9	Medifast, Inc. ●	257
6	Nu Skin Enterprises, Inc. Class A	510
66	Prestige Brands Holdings, Inc. ●	2,254
5	Usana Health Sciences, Inc. ●	380
		5,764
	Insurance - 1.2%
44	Amerisafe, Inc.	1,570
11	AmTrust Financial Services, Inc.	470
17	Meadowbrook Insurance Group, Inc.	128
24	Montpelier Re Holdings Ltd.	638
36	Protective Life Corp.	1,558
		4,364
	Materials - 4.5%
38	Calgon Carbon Corp. ●	687
7	Chemtura Corp. ●	161
7	Clearwater Paper Corp. ●	333
23	Ferro Corp. ●	151
217	Graphic Packaging Holding Co. ●	1,866
166	Headwaters, Inc. ●	1,564
12	KapStone Paper & Packaging Corp.	511
22	Landec Corp. ●	336
17	Minerals Technologies, Inc.	773
14	Myers Industries, Inc.	271
98	Olin Corp.	2,388
120	Omnova Solutions, Inc. ●	964
92	PolyOne Corp.	2,650
17	Schweitzer-Mauduit International, Inc.	936
41	Silgan Holdings, Inc.	2,000
7	Stepan Co.	389
50	SunCoke Energy, Inc. ●	793
33	Verso Paper Corp. ●	34
		16,807
	Media - 0.2%
26	Entravision Communications Corp. Class A	148
21	Gray Television, Inc. ●	161
59	Tremor Video, Inc. ●	494
		803
	Pharmaceuticals, Biotechnology and Life Sciences - 11.1%
14	Acadia Pharmaceuticals, Inc. ●	276
48	Acorda Therapeutics, Inc. ●	1,818
137	Affymax, Inc. ●	236
80	Alkermes plc ●	2,701
23	Alnylam Pharmaceuticals, Inc. ●	1,039
42	Amicus Therapeutics, Inc. ●	103
10	Arena Pharmaceuticals, Inc. ●	72
54	Aveo Pharmaceuticals, Inc. ●	129
31	BioDelivery Sciences International, Inc. ●	135
101	Bruker Corp. ●	1,805
151	Cadence Pharmaceuticals, Inc. ●	1,131

2

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.8% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 11.1% - (continued)
50	Cubist Pharmaceuticals, Inc. ●	$3,116
16	Cumberland Pharmaceuticals, Inc. ●	91
17	Emergent Biosolutions, Inc. ●	301
22	Endocyte, Inc. ●	395
222	Exelixis, Inc. ●	1,125
13	Genomic Health, Inc. ●	463
10	Hi-Technology Pharmacal Co., Inc.	349
17	Hyperion Therapeutics, Inc. ●	431
40	Idenix Pharmaceutical, Inc. ●	158
92	Immunogen, Inc. ●	1,756
55	Incyte Corp. ●	1,292
18	Insmed, Inc. ●	197
91	Ironwood Pharmaceuticals, Inc. ●	1,117
15	Isis Pharmaceuticals, Inc. ●	441
26	Luminex Corp. ●	512
92	Medicines Co. ●	2,850
117	NPS Pharmaceuticals, Inc. ●	2,109
35	Optimer Pharmaceuticals, Inc. ●	432
52	PAREXEL International Corp. ●	2,586
107	PDL Biopharma, Inc.	869
2	Pharmacyclics, Inc. ●	174
16	Pozen, Inc. ●	91
26	Puma Biotechnology, Inc. ●	1,344
40	Salix Pharmaceuticals Ltd. ●	2,926
14	Sangamo BioSciences, Inc. ●	135
29	Santarus, Inc. ●	698
6	Sarepta Therapeutics, Inc. ●	233
41	Sciclone Pharmaceuticals, Inc. ●	258
57	Seattle Genetics, Inc. ●	2,325
11	Sucampo Pharmaceuticals, Inc. Class A ●	68
36	Sunesis Pharmaceuticals, Inc. ●	182
42	Synergy Pharmaceuticals, Inc. ●	190
48	Tesaro, Inc. ●	1,638
72	Trius Therapeutics, Inc. ●	1,010
		41,307
	Real Estate - 2.7%
65	Altisource Residential Corp. ●	1,250
31	American Realty Capital Properties Inc.	441
44	Apollo Residential Mortgage, Inc. REIT	712
47	Colonial Properties Trust REIT	1,139
45	Coresite Realty Corp. REIT	1,514
22	Felcor Lodging Trust, Inc. REIT ●	131
140	Glimcher Realty Trust REIT	1,575
41	Inland Real Estate Corp. REIT	426
4	National Health Investors, Inc. REIT	225
67	Ramco-Gershenson Properties Trust REIT	1,042
133	Sunstone Hotel Investors, Inc. REIT ●	1,716
		10,171
	Retailing - 5.7%
8	ANN, Inc. ●	275
92	Ascena Retail Group, Inc. ●	1,749
16	Buckle (The), Inc.	879
40	Core-Mark Holding Co., Inc.	2,522
33	DSW, Inc.	2,470
15	Express, Inc. ●	345
37	Five Below, Inc. ●	1,419
27	Group 1 Automotive, Inc.	1,974
10	Hhgregg, Inc. ●	151
56	HSN, Inc.	3,352
9	Kirklands, Inc. ●	158
9	Lumber Liquidators Holdings, Inc. ●	833
70	Mattress Firm Holding Corp. ●	2,876
42	Office Depot, Inc. ●	182
25	Orbitz Worldwide, Inc. ●	232
8	Overstock.com, Inc. ●	269
27	PetMed Express, Inc.	446
34	Pier 1 Imports, Inc.	787
6	Vitamin Shoppe, Inc. ●	307
		21,226
	Semiconductors and Semiconductor Equipment - 1.9%
38	Entropic Communications, Inc. ●	170
51	GT Advanced Technologies, Inc. ●	266
36	Kulicke & Soffa Industries, Inc. ●	418
33	Lattice Semiconductor Corp. ●	171
178	Mindspeed Technologies, Inc. ●	545
74	Nanometrics, Inc. ●	1,142
192	SunEdison, Inc. ●	1,930
13	SunPower Corp. ●	346
52	Ultratech Stepper, Inc. ●	1,510
36	Volterra Semiconductor Corp. ●	547
		7,045
	Software and Services - 16.6%
12	Angie's List, Inc. ●	255
75	Aspen Technology, Inc. ●	2,429
14	AVG Technologies N.V. ●	314
52	Blackhawk Network Holdings, Inc. ●	1,271
46	Cass Information Systems, Inc.	2,522
27	Commvault Systems, Inc. ●	2,244
30	CSG Systems International, Inc. ●	715
12	CyrusOne, Inc.	234
14	Dice Holdings, Inc. ●	121
29	Digital River, Inc. ●	489
50	Fair Isaac, Inc.	2,518
75	Fleetmatics Group Ltd. ●	2,818
50	Global Cash Access, Inc. ●	349
85	Heartland Payment Systems, Inc.	3,174
153	Higher One Holdings, Inc. ●	1,657
48	Imperva, Inc. ●	2,446
82	j2 Global, Inc.	3,763
135	LivePerson, Inc. ●	1,249
4	Logmein, Inc. ●	131
38	Manhattan Associates, Inc. ●	3,376
175	Mitek Systems, Inc. ●	1,002
86	Model N, Inc. ●	2,029
94	Netscout Systems, Inc. ●	2,496
49	Opentable, Inc. ●	3,143
91	PTC, Inc. ●	2,468
64	QLIK Technologies, Inc. ●	2,000
14	Rosetta Stone, Inc. ●	221
152	Sapient Corp. ●	2,089
16	ServiceSource International LLC ●	168
10	Solarwinds, Inc. ●	344
22	Solera Holdings, Inc.	1,241
23	Sourcefire, Inc. ●	1,713
65	Synacor, Inc. ●	217

3

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.8% - (continued)
	Software and Services - 16.6% - (continued)
11	Syntel, Inc.	$754
72	TiVo, Inc. ●	792
15	Travelzoo, Inc. ●	433
36	Tyler Corp. ●	2,658
11	Unisys Corp. ●	285
16	ValueClick, Inc. ●	394
15	Vistaprint N.V. ●	780
14	WebMD Health Corp. ●	462
38	WEX, Inc. ●	3,325
32	XO Group, Inc. ●	385
58	Zix Corp. ●	263
		61,737
	Technology Hardware and Equipment - 4.1%
37	Arris Group, Inc. ●	562
28	Aruba Networks, Inc. ●	492
14	Audience, Inc. ●	170
26	Calix, Inc. ●	306
59	CDW Corp. of Delaware ●	1,274
14	Ciena Corp. ●	313
17	Coherent, Inc.	970
22	Comtech Telecommunications Corp.	603
26	FEI Co.	2,029
9	Interdigital, Inc.	362
80	Oplink Communications, Inc. ●	1,609
64	Plantronics, Inc.	2,958
5	Plexus Corp. ●	164
11	Reald, Inc. ●	119
15	Synaptics, Inc. ●	596
129	Ubiquiti Networks, Inc.	2,717
		15,244
	Telecommunication Services - 0.1%
3	Atlantic Tele-Network, Inc.	143
11	IDT Corp. Class B	217
8	magicJack VocalTec Ltd. ●	120
		480
	Transportation - 2.0%
4	Alaska Air Group, Inc. ●	245
2	Allegiant Travel Co.	156
100	Avis Budget Group, Inc. ●	3,149
63	Celadon Group, Inc.	1,261
43	Hawaiian Holdings, Inc. ●	329
64	Marten Transport Ltd.	1,093
3	Park-Ohio Holdings Corp. ●	119
20	Republic Airways Holdings, Inc. ●	269
9	SkyWest, Inc.	142
11	Spirit Airlines, Inc. ●	374
23	Swift Transportation Co. ●	407
		7,544
	Utilities - 0.5%
34	UNS Energy Corp.	1,722

	Total common stocks
	(cost $278,949)	$356,126

EXCHANGE TRADED FUNDS - 2.4%
	Other Investment Pools and Funds - 2.4%
74	iShares Russell 2000 Growth Index Fund	$8,929

	Total exchange traded funds
	(cost $8,856)	$8,929

	Total long-term investments
	(cost $287,805)	$365,055

SHORT-TERM INVESTMENTS - 1.7%
Repurchase Agreements - 1.7%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $439, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $448)
$439	0.07%, 7/31/2013	$439
Bank of Montreal TriParty
Repurchase  Agreement (maturing on
08/01/2013 in the amount of $1,033,
collateralized by FHLMC 2.50% - 5.50%,
2019 - 2043, FNMA 2.00% - 6.08%, 2022 -
2043, GNMA 3.00%, 2043, value of
	$1,054)
1,033	0.07%, 7/31/2013	1,033
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $372, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $379)
372	0.09%, 7/31/2013	372
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $849, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $866)
849	0.07%, 7/31/2013	849
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,340, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $1,367)
1,340	0.06%, 7/31/2013	1,340
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 08/01/2013 in the
amount of $320, collateralized by FHLMC
3.50% - 4.50%, 2026 - 2041, FNMA 3.50%
	- 4.00%, 2040 - 2043, value of $326)
320	0.10%, 7/31/2013	320
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $661, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $674)
661	0.06%, 7/31/2013	661

4

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.7% - (continued)
Repurchase Agreements - 1.7% - (continued)
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $1,242, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $1,267)
$1,242	0.07%, 7/31/2013		$1,242
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $3, collateralized by U.S. Treasury Note 2.38%, 2014, value of $3)
3	0.05%, 7/31/2013		3
			6,259
	Total short-term investments
	(cost $6,259)		$6,259

	Total investments
	(cost $294,064) ▲	99.9%	$371,314
	Other assets and liabilities	0.1%	347
	Total net assets	100.0%	$371,661

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $296,347 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$83,086
Unrealized Depreciation	(8,119)
Net Unrealized Appreciation	$74,967

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

5

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$356,126	$356,126	$–	$–
Exchange Traded Funds	8,929	8,929	–	–
Short-Term Investments	6,259	–	6,259	–
Total	$371,314	$365,055	$6,259	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

6

The Hartford Value Opportunities Fund

Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6%
	Automobiles and Components - 0.5%
48	Ford Motor Co.	$805

	Banks - 4.9%
36	PNC Financial Services Group, Inc.	2,715
102	Wells Fargo & Co.	4,442
		7,157
	Capital Goods - 2.4%
4	Esterline Technologies Corp. ●	342
45	KBR, Inc.	1,417
23	WESCO International, Inc. ●	1,773
		3,532
	Commercial and Professional Services - 0.8%
67	Knoll, Inc.	1,102

	Consumer Durables and Apparel - 1.3%
77	Vera Bradley, Inc. ●	1,874

	Consumer Services - 1.5%
28	DeVry, Inc.	829
22	Wyndham Worldwide Corp.	1,364
		2,193
	Diversified Financials - 8.7%
9	Ameriprise Financial, Inc.	762
88	Bank of America Corp.	1,284
30	Citigroup, Inc.	1,538
64	JP Morgan Chase & Co.	3,558
49	Julius Baer Group Ltd.	2,246
40	LPL Financial Holdings, Inc.	1,507
20	Nasdaq OMX Group, Inc.	645
23	Northern Trust Corp.	1,317
74	Solar Cayman Ltd. ⌂■●†	5
		12,862
	Energy - 15.5%
23	Anadarko Petroleum Corp.	2,007
33	Baker Hughes, Inc.	1,568
86	Canadian Natural Resources Ltd. ADR	2,653
113	Cobalt International Energy, Inc. ●	3,272
61	Halliburton Co.	2,759
–	Inpex Corp.	595
35	National Oilwell Varco, Inc.	2,442
27	Newfield Exploration Co. ●	657
7	Pioneer Natural Resources Co.	1,021
69	QEP Resources, Inc.	2,107
71	Southwestern Energy Co. ●	2,740
64	Trican Well Service Ltd.	942
		22,763
	Food and Staples Retailing - 1.3%
25	Wal-Mart Stores, Inc.	1,925

	Food, Beverage and Tobacco - 4.5%
16	Bunge Ltd. Finance Corp.	1,216
62	Imperial Tobacco Group plc	2,097
106	Maple Leaf Foods, Inc. w/ Rights	1,481
35	Molson Coors Brewing Co.	1,759
		6,553
	Health Care Equipment and Services - 3.6%
29	Aetna, Inc.	1,874
19	Medtronic, Inc.	1,029
34	UnitedHealth Group, Inc.	2,462
		5,365
	Insurance - 6.9%
62	American International Group, Inc. ●	2,808
76	MetLife, Inc.	3,665
14	Principal Financial Group, Inc.	610
30	Reinsurance Group of America, Inc.	2,068
30	Unum Group	952
		10,103
	Materials - 5.6%
29	Ball Corp.	1,308
53	Barrick Gold Corp.	894
67	Cabot Corp.	2,733
26	Celanese Corp.	1,259
29	Reliance Steel & Aluminum	2,029
		8,223
	Pharmaceuticals, Biotechnology and Life Sciences - 10.6%
16	Agilent Technologies, Inc.	730
93	Almirall S.A.	1,226
166	AVANIR Pharmeceuticals, Inc. ●	782
34	Bristol-Myers Squibb Co.	1,457
102	Merck & Co., Inc.	4,934
56	Pfizer, Inc.	1,638
8	Roche Holding AG	2,082
14	Vertex Pharmaceuticals, Inc. ●	1,149
75	WuXi PharmaTech Cayman, Inc. ●	1,667
		15,665
	Real Estate - 4.7%
17	AvalonBay Communities, Inc. REIT	2,233
16	Boston Properties, Inc. REIT	1,690
30	Equity Lifestyle Properties, Inc. REIT	1,147
39	Hatteras Financial Corp. REIT	790
39	Weyerhaeuser Co. REIT	1,113
		6,973
	Retailing - 3.6%
68	Aeropostale, Inc. ●	1,030
572	Allstar Co. ⌂●†	1,179
25	GNC Holdings, Inc.	1,325
14	Kohl's Corp.	753
24	Men's Wearhouse, Inc.	939
		5,226
	Semiconductors and Semiconductor Equipment - 5.5%
78	Intel Corp.	1,810
39	Maxim Integrated Products, Inc.	1,107
1	Samsung Electronics Co., Ltd.	1,467
83	Skyworks Solutions, Inc. ●	1,982
105	Teradyne, Inc. ●	1,736
		8,102
	Software and Services - 2.8%
113	Activision Blizzard, Inc.	2,026
52	Booz Allen Hamilton Holding Corp.	1,103
18	Check Point Software Technologies Ltd. ADR ●	1,025
		4,154
	Technology Hardware and Equipment - 5.7%
16	Arrow Electronics, Inc. ●	731

1

The Hartford Value Opportunities Fund

Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6% - (continued)
	Technology Hardware and Equipment - 5.7% - (continued)
125	Cisco Systems, Inc.	$3,203
119	EMC Corp.	3,117
11	Harris Corp.	643
33	Juniper Networks, Inc. ●	721
		8,415
	Telecommunication Services - 1.1%
527	Vodafone Group plc	1,579

	Transportation - 3.6%
93	Knight Transportation, Inc.	1,574
20	Norfolk Southern Corp.	1,456
113	Toll Holdings Ltd.	543
21	United Parcel Service, Inc. Class B	1,795
		5,368
	Utilities - 3.5%
30	Entergy Corp.	2,034
311	Snam S.p.A.	1,469
56	Xcel Energy, Inc.	1,668
		5,171
	Total common stocks
	(cost $124,915)	$145,110

	Total long-term investments
	(cost $124,915)	$145,110

SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreements - 1.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $132, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $134)
$132	0.07%, 7/31/2013	$132
Bank of Montreal TriParty
Repurchase  Agreement (maturing on
08/01/2013 in the amount of $311,
collateralized by FHLMC 2.50% - 5.50%,
2019 - 2043, FNMA 2.00% - 6.08%, 2022 -
	2043, GNMA 3.00%, 2043, value of $317)
310	0.07%, 7/31/2013	310
	Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $112, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $114)
112	0.09%, 7/31/2013	112
	Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $255, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $260)
255	0.07%, 7/31/2013	255
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $403, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $411)
403	0.06%, 7/31/2013	403
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $96, collateralized by FHLMC 3.50% - 4.50%, 2026 - 2041, FNMA 3.50% - 4.00%, 2040 - 2043, value of $98)
96	0.10%, 7/31/2013	96
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $199, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $203)
199	0.06%, 7/31/2013	199
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $373, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $381)
373	0.07%, 7/31/2013	373
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $1, collateralized by U.S. Treasury Note 2.38%, 2014, value of $1)
1	0.05%, 7/31/2013	1
		1,881
	Total short-term investments
	(cost $1,881)	$1,881

Total investments
(cost $126,796) ▲	99.9%	$146,991
Other assets and liabilities	0.1%	164
Total net assets	100.0%	$147,155

2

The Hartford Value Opportunities Fund

Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $127,948 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$22,304
Unrealized Depreciation	(3,261)
Net Unrealized Appreciation	$19,043

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2013, the aggregate value of these securities was $1,184, which represents 0.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2013, the aggregate value of these securities was $5, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	572	Allstar Co.	$338
03/2007	74	Solar Cayman Ltd. - 144A	22

At July 31, 2013, the aggregate value of these securities was $1,184, which represents 0.8% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

3

The Hartford Value Opportunities Fund

Schedule of Investments ― (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$145,110	$130,622	$13,304	$1,184
Short-Term Investments	1,881	–	1,881	–
Total	$146,991	$130,622	$15,185	$1,184

♦	For the nine-month period ended July 31, 2013, investments valued at $794 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2013
Assets:
Common Stocks	$1,008	$—	$421	*	$—	$—	$(245)	$—	$—	$1,184
Total	$1,008	$—	$421		$—	$—	$(245)	$—	$—	$1,184

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2013 was $421.

4

Item 2.   Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: September 16, 2013	By:	/s/ James E. Davey
James E. Davey
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 16, 2013	By:	/s/ James E. Davey
James E. Davey
President

Date: September 16, 2013	By:	/s/ Mark A. Annoni
Mark A. Annoni
Vice President, Treasurer and Controller